Employee Benefit Liabilities	12 Months Ended
Dec. 31, 2023
Employee Benefit Liabilities [Abstract]
EMPLOYEE BENEFIT LIABILITIES

NOTE 16:- EMPLOYEE BENEFIT LIABILITIES

Employee benefits consist of post-employment benefits and termination benefits.

a)	Post-employment benefits:

According to the labor laws and Severance Pay Law in Israel, the Israeli companies in the Group are required to pay compensation to an employee upon dismissal or retirement or to make current contributions in defined contribution plans pursuant to section 14 to the Severance Pay Law, as specified below. These liabilities are accounted for as a post-employment benefit. The computation of the employee benefit liability is made according to the current employment contract based on an employee’s salary and employment term which establish the entitlement to receive the compensation.

The post-employment employee benefits are normally financed by contributions classified as a defined benefit plan or as a defined contribution plan, as detailed below.

1)	Defined contribution plans:

Section 14 of the Severance Pay Law, 1963 applies to part of the compensation payments, pursuant to which the fixed contributions paid into pension funds and/or policies of insurance companies release the Company from any additional liability to employees for whom said contributions were made. These contributions and contributions for benefits represent defined contribution plans.

Severance expenses for the years 2021, 2022 and 2023 were $5,267, $7,078 and $5,464, respectively.

2)	U.S. employees defined contribution plan:

The Company’s U.S. Subsidiaries have a 401(k) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute up to 100%  of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service limits. The U.S. Subsidiary matches up to 3% of employee contributions up to the plan with no limitation.

3)	Defined benefit plans:

The Company accounts for that part of the payment of compensation that is not covered by contributions in defined contribution plans, as above, as a defined benefit plan for which an employee benefit liability is recognized and for which the Company deposits amounts in central severance pay funds and in qualifying insurance policies.

b)	Composition of defined benefit plans is as follows:

	December 31,
	2022	2023
Defined benefit obligation	$2,476	$2,665
Fair value of plan assets	(1,575)	(1,549)

Net defined benefit liability	$901	$1,116